SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS
The Company evaluated subsequent events that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were available to be issued.

26.SUBSEQUENT EVENTS

The Company evaluated subsequent events that occurred after the balance sheet date up to March 31, 2025, the date that the consolidated financial statements were available to be issued.